Stock-Based Compensation Expense in Future for Outstanding Awards (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
2016	$ 9,818
2017	6,578
2018	3,817
2019	1,824
Total	$ 22,037